UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

10225 Ulmerton Road, Suite 3D

Largo, Florida 33771

(Address of principal executive offices)

 (Zip code)

Mr. David W. Dube

c/o Peak Wealth Opportunites, LLC

Sugar Creek Professional Center

10225 Ulmerton Road, Suite 3D

Largo, Florida 33771

(Name and address of agent for service)

Copies to:

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, New Jersey 08012

Registrant's telephone number, including area code: 800-494-2755

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

StockCar Stocks Index Fund
Issuer of Portfolio Security	Ticker Symbol	CUSIP #	Share-holder Meeting Date	Record Date	Proposal Number	Summary of Matters Voted-on	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For, Against or Withhold vote to Elect Directors	Whether Vote Was For or Against Management

Brown-Forman Corp.	BF-B		7/25/2007	6/18/2007	One	Election of Fourteen Directors	Issuer	No	Only Cl. A Shareholders are entitled to vote.

Alltel Corp.	AT		8/29/2007	7/23/2007	One	Adopt Agreement and Plan of Merger between Alltel Corp. and Atlantis Holdings LLC, an entity controlled-by private investment funds.	Issuer	Yes	Yes	For
					Two	Adjourn or Postpone Special Meeting to a later date, if necessary.	Issuer	Yes	Against	Against

FedEx Corp.	FDX		9/24/2007	7/30/2007	One	Election of Fourteen Directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Separate Positions of Chairman and CEO.	Shareholder	Yes	For	Against
					Four	Shareholder Vote on Executive Pay.	Shareholder	Yes	Against	For
					Five	Report on Global Warming	Shareholder	Yes	Against	For
					Six	Report on Political Contributions.	Shareholder	Yes	Against	For

General Mills, Inc.	GIS		9/24/2007	7/26/2007	One	Election of Thirteen Directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Adopt 2007 Compensation Plan.	Issuer	Yes	For	For

ConAgra Foods	CAG		9/27/2007	8/2/2007	One	Election of Six Directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Investigate Feasibility of Requiring Suppliers to Adopt Controlled-Atmosphere Killing.	Shareholder	Yes	Abstain	Against

DaimlerChrysler AG			10/4/2007	N/A	Seventeen Proposals		Issuer	No	No-longer a Fund holding.

Diageo PLC	DEO		10/16/2007	9/7/2007	One	Receive reports and accounts 2007	Issuer	Yes	For	For
					Two	Receive Directors' Remuneration Report 2007	Issuer	Yes	For	For
					Three	Declaration of Final Dividend	Issuer	Yes	For	For
					Four-Six	Re-election of four directors	Issuer	Yes	For	For
					Seven	Ratify re-appointment of auditor	Issuer	Yes	For	For
					Eight	Autbority to allot relevant securities	Issuer	Yes	Abstain	Against
					Nine	Dis-application of pre-emption rights	Issuer	Yes	Abstain	Against
					Ten	Authority to purchase own ordinary shares	Issuer	Yes	For	For
					Eleven	Authority to make political donations and/or incur political expenditures	Issuer	Yes	Against	Against
					Twelve	Adopt Diageo PLC U. S. Employee Stock Purchase Plan	Issuer	Yes	Abstain	Against
					Thirteen	Amendments to Articles of Association	Issuer	Yes	Abstain	Against

News Corp.	NWS		10/19/2007	8/28/2007	One	Election of Five Directors	Issuer	Yes	With-held nominees 1, 4	Against
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Provide for annual election of all directors	Shareholder	Yes	For	Against

CSK Auto Corp.	CAO		11/8/2007	9/26/2007	One	Election of Seven Directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Amend 2004 Stock and Incentive Plan	Issuer	Yes	Against	Against

Sirius Satellite Radio, Inc.	SIRI		11/13/2007	10/2/2007	One	Amend Sirius' Ctf. of Incorporation to increase Authorized Common Stock	Issuer	Yes	For	For
					Two	Approve issuance of Common and Preferred Stock Pursuant-to Merger Agreement with XM Satellite Radio Holdings, Inc.	Issuer	Yes	For	For
					Three	Approve any motion to adjourn Special Meeting to a Later Date	Issuer	Yes	Against	Against

Burger King Holdings, Inc.	BKC		11/29/2007	10/2/2007	One	Election of Thirteen Directors	Issuer	Yes	Voted-for Nominees 1, 2, 6, 7, 8. With-held authority on remainder.	Against
					Two	Ratify appointment of Auditors	Issuer	Yes	For	For

Ashland, Inc.	ASH		1/31/2008	11/26/2007	One	Election of four directors	Issuer	No	Proxy was not received by meeting date.	N/A
					Two	Ratify appointment of auditors	Issuer	No	"	N/A
					Three	Initiate process to implement majority voting in election of directors.	Shareholder	No	"	N/A

Infineon Technologies AG	IFX		2/14/2008	1/4/2008	2A	Approve Acts of Mgt. Board for 2006-07 Financial Year	Issuer	Yes	Abstain	Against
					3	Approve Acts of Supervisory Board	Issuer	Yes	Abstain	Against
					4	Ratify Appointment of auditors	Issuer	Yes	Yes	For
					5	Purchase and Use Own Shares	Issuer	Yes	Yes	For
					6	Authorize issuance of bonds with warrants and/or convertible bonds	Issuer	Yes	Yes	For
					7	Approve creation of a Conditional Capital 2008	Issuer	Yes	Abstain	Against
					8, 9A, 9B, 9C, 9D, 10	Various Propoaals	Issuer	No	Lack of information	N/A

Disney (Walt) Co.	DIS		3/6/2008	1/7/2008	One (a-l)	Election of twelve directors	Issuer	Yes	Against	Against
					Two	Ratify Appointment of auditors	Issuer	Yes	For	For
					Thee	Approve Amendment to Amended 2005 Stock Incentive Plan	Issuer	Yes	Against	Against
					Four	Approve Amended and Restated 2002 Executive Performance Plan	Issuer	Yes	Against	Against

Goodyear Tire & Rubber Co.	GT		4/8/2008	2/15/2008	One	Election of eleven directors	Issuer	Yes	With-held nominee 3	Against
					Two	Approve adoption of 2008 Performance Plan	Issuer	Yes	For	For
					Three	Approve adoption of Management Incentive Plan	Issuer	Yes	Against	Against
					Four	Ratify Appointment of auditors	Issuer	Yes	For	For

Coca-Cola Co.	KO		4/16/2008	2/22/2008	One	Election of fourteen directors	Issuer	No	Proxy was not received by meeting date	N/A
					Two	Ratify Appointment of auditors	Issuer	No	"	N/A
					Three	Approve '08 KO Stock Option Plan	Issuer	No	"	N/A
					Four	Allow shareholder avisory vote on executive compensation	Shareholder	No	"	N/A
					Five	Adopt Policy that Board Chairman be an Independent Director	Shareholder	No	"	N/A
					Six	Establish Board Committee on Human Rights	Shareholder	No	"	N/A

Black & Decker Corp.	BDK		4/17/2008	2/21/2008	One	Election of eleven directors	Issuer	Yes	For	For
					Two	Ratify Appointment of auditors	Issuer	Yes	For	For
					Three	Approve 2008 BDK Restricted Stock Plan	Issuer	Yes	For	For
					Four	Amend BDK Non-Employee Directors' Stock Plan	Issuer	Yes	Against	Against
					Five	Request that Exec. Compensation Committee establish policy limiting retirement benefits under supplemental executive retirement plan.	Issuer	Yes	For	Against

Texas Instruments, Inc.	TXN		4/17/2008	2/19/2008	One	Election of ten directors	Issuer	Yes	For	For
					Two	Ratify Appointment of auditors	Issuer	Yes	For	For
					Three	Adopt new guidelines to ensure "truly independent" Board of Directors.	Shareholder	Yes	Against	For

Anheuser-Busch Companies, Inc.	BUD		4/23/2008	2/29/2008	One	Election of eight directors	Issuer	Yes	For	For
					Two	Approve 2008 L-T Equity Incentive Plan for Non-Employee Directors	Issuer	Yes	For	For
					Three	Ratify appointment of auditors	Issuer	Yes	For	For
					Four	Report semi-annually on charitable contributions	Shareholder	Yes	Against	For
					Five	Amend by-laws to allow holders of 10% of stock to call special meeting of shareholders.	Shareholder	Yes	Abstain	Aganst
					Six	Allow shareholder vote to ratify compensation of Named Executive Officers	Shareholder	Yes	Against	For

Bank of America Corp.	BAC		4/23/2008	2/27/2008	Ten proposals		Issuer and Shareholders	No	Proxy was not received until 5/07/08	N/A

Dover Motorsports, Inc.	DVD		4/23/2008	3/20/2008	One	Election of three directors	Issuer	No	Proxy was not received until 5/01/08	N/A

Office Depot, Inc.	ODP		4/23/2008	3/3/2008	One	Election of twelve directors	Issuer	Yes	Nominees, 1, 5, 7, 9, 10, 11 Abstain, Nominee 12 Against	Against
					Two	Approve 2008 Bonus Plan for Executive Mgt. Employees	Issuer	Yes	Against	Against
					Three	Ratify appointment of auditors	Issuer	Yes	For	For

Speedway Motorsports, Inc.	TRK		4/23/2008	3/3/2008	Three	Various	Issuer	No	Proxy was not received until 5/05/08	N/A

AT&T, Inc.	T		4/25/2008	2/27/2008	Eight Proposals	Various	Issuer and Shareholders	No	Proxy was not received until 4/27/08	N/A
Kellogg Co.	K		4/25/2008	3/4/2008	Three	Various	Issuer and Shareholders	No	Proxy was not received until 5/02/08	N/A
duPont (E. I.) de Nemours & Co.	DD		4/30/2008	3/5/2008	Seven Proposals	Various	Issuer and Shareholders	No	Proxy was not received until 4/30/08	N/A
International Speedway Corp.	ISCA		4/30/2008	2/29/2008	One	Election of four directors	Issuer	No	No proxy sent or requested - mgt/ insiders hold 2/3 of voting power.	N/A

Marathon Oil Corp.	MRO		4/30/2008	3/3/2008	Four Proposals	Various	Issuer and Shareholders	No	Proxy was not received until 5/02/08	N/A

Sunoco, Inc.	SUN		5/1/2008	2/8/2008	One	Election of twelve directors	Issuer	Yes	For	For
					Two	Approve Sunoco L-T Performance Enhancement Plan	Issuer	Yes	For	For
					Three	Ratify appointment of auditors	Issuer	Yes	For	For

Aaron Rents, Inc.	RNT		5/6/2008	3/11/2008	One	Election of eleven directors	Issuer	No	Only Cl. A shareholders may vote.	N/A

Newell Rubbermaid, Inc.	NWL		5/6/2008	3/14/2008	One	Election of four directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Approve mgt. cash bonus plan	Issuer	Yes	For	For
					Four	Eliminate supermajority vote and fair price provisions	Issuer	Yes	For	For

PepsiCo, Inc.	PEP		5/7/2008	3/7/2008	Seven Proposals	Various	Issuer and Shareholders	No	Proxy was not received until 5/23/08	N/A
Ford Motor Co.	F		5/8/2008	3/11/2008	Eleven Proposals	Various	Issuer and Shareholders	No	Proxy was not received until after meeting date.	N/A
RC2 Corp.	RCRC		5/8/2008	3/24/2008	Three Proposals+F167	Various	Issuer	No	Proxy was not received until after meeting date.	N/A
United Parcel Service, Inc.	UPS		5/8/2008	3/10/2008	One	Election of ten directors	Issuer	Yes	For	For
					Two	Ratify Appointment of auditors	Issuer	Yes	For	For

3M Company	MMM		5/13/2008	3/14/2008	One	Election of ten directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Approve Long-Term incentive Plan	Issuer	Yes	For	For

Sprint Nextel Corp.	S		5/13/2008	3/14/2008	One	Election of nine directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Amend by-laws to remove any restriction on shareholder right to call special meeting	Shareholder	Yes	Abstain	Against

MolsonCoors Brewing Co.	TAP		5//15/08	3/18/2008	One	Election of three directors	Issuer	Yes	For	For

Allstate Corp.	ALL		5/20/2008	3/24/2008	One	Election of ten directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Allow cumulative voting in election of directors	Shareholder	Yes	For	Against
					Four	Amend by-laws to remove any restriction on shareholder right to call special meeting	Shareholder	Yes	Abstain	Against
					Five	Allow shareholder vote to ratify compensation of Named Executive Officers	Shareholder	Yes	Against	For

Royal Dutch Shell plc	RDS-B		5/20/2008	4/9/2008	One-Six	Election of six directors	Issuer	Yes	For	For
					Seven	Ratify re-appointment of auditors	Issuer	Yes	For	For
					Eight	Settle remuneration of auditors	Issuer	Yes	For	For
					Nine	Authority to allot shares	Issuer	Yes	Against	Against
					Ten	Dis-application of pre-emption rights	Issuer	Yes	For	For
					Eleven	Authority to purchase own shares	Issuer	Yes	For	For
					Twelve	Authority for certain donations and expenditures	Issuer	Yes	Abstain	Against
					Thirteen	Amendments to Long-Term Incentive Plan	Issuer	Yes	Against	Against
					Fourteen	Amendments to Restricted Share Plan	Issuer	Yes	Against	Against
					Fifteen	Adopt new articles of association	Issuer	Yes	Abstain	Against

Home Depot, Inc.	HD		5/22/2008	3/24/2008	One	Election of ten directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Approve terms of Management Incentive Plan	Issuer	Yes	For	For
					Four	Amend Employee Stock Purchase Plan to increase number of reserved shares	Issuer	Yes	For	For
					Five	Affirm political non-partisanship	Shareholder	Yes	For	Against
					Six	Shareholder ability to call special meetings	Shareholder	Yes	For	Against
					Seven	Report on employment diversity	Shareholder	Yes	Against	For
					Eight	Allow shareholder advisory vote on executive compensation	Shareholder	Yes	Against	For
					Nine	Adopt Pay for Superior Performance Standard	Shareholder	Yes	Against	For

Target Corp.	TGT		5/22/2008	3/24/2008	One	Election of four directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For

Exxon Mobil Corp	XOM		5/28/2008	4/4/2008	One	Election of eleven directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Prohibit shareholder proposals	Shareholder	Yes	Against	For
					Four	Director nominee qualifications	Shareholder	Yes	Against	For
					Five	Separate Board Chairman and CEO positions	Shareholder	Yes	For	Against
					Six	Allocation of retained earnings between shareholders and XOM	Shareholder	Yes	Against	For
					Seven	Allow shareholder advisory vote on executive compensation	Shareholder	Yes	Against	For
					Eight	Initiate and publish a review of company's executive compensation policies	Shareholder	Yes	For	Against
					Nine	Recoupment of incentive pay	Shareholder	Yes	For	Against
					Ten	Review corporate sponsorships for discrimination	Shareholder	Yes	Abstain	Against
					Eleven	Political contributions report	Shareholder	Yes	Against	For
					Twelve	Amend EEO policy	Shareholder	Yes	Abstain	Against
					Thirteen	Report on accounting for emvironmental impact	Shareholder	Yes	Abstain	Against
					Fourteen	Report on potential environmental impact of drilling in ANWR	Shareholder	Yes	Against	For
					Fifteen	Adopt goals for greenhouse gas emissions	Shareholder	Yes	Against	For
					Sixteen	Request company to inform customers about C02 emissions	Shareholder	Yes	Against	For
					Seventeen	Prepare climate change and technology report	Shareholder	Yes	Abstain	Against
					Eighteen	Prepare energy technology report	Shareholder	Yes	Against	For
					Nineteen	Adopt policy for renewable energy research/ development/sourcing	Shareholder	Yes	For	Against

Lowe's Companies, Inc.	LOW		5/30/2008	3/28/2008	One	Election of three directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Amend articles of incorporation to eliminate classified structure of Board of Directors	Issuer	Yes	For	For
					Four	Eliminate supermajority vote requirements	Shareholder	Yes	For	Against
					Five	Adopt Pay for Superior Performance Standard	Shareholder	Yes	Against	For

General Motors Corp.	GM		6/3/2008	4/4/2008	One	Election of 14 directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Disclose political contributions	Shareholder	Yes	Against	For
					Four	Disclose political contributions	Shareholder	Yes	Against	For
					Five	Health care reform principles	Shareholder	Yes	Abstain	Against
					Six	Allow shareholder advisory vote on executive compensation	Shareholder	Yes	Against	For
					Seven	Adopt goals for greenhouse gas emissions	Shareholder	Yes	Against	For
					Eight	Adopt cumulative voting to greatest extent possible	Shareholder	Yes	For	Against
					Nine	Allow holders of 10% of common stock to call special shareholders meetings	Shareholder	Yes	Against	For
					Ten	Adopt policy that 75% of equity compensation be performance-based, and be disclosed to shareholders	Shareholder	Yes	Against	For

Caterpillar, Inc	CAT		6/11/2008	4/14/2007	One	Election of six directors	Issuer	Yes	For	For
					Two	Ratify appointment of auditors	Issuer	Yes	For	For
					Three	Provide for annual election of directors	Shareholder	Yes	For	Against
					Four	Adopt majority vote standard in election of directors	Shareholder	Yes	Against	For
					Five	More-dteailed report on foreign sales of military products	Shareholder	Yes	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By Robert T. Carter, C.F.A.

* Robert T. Carter, C.F.A.

Portfolio Manager

Date: August 27, 2008

*Print the name and title of each signing officer under his or her signature.